(18) PRIVATE PENSION PLAN (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Nominal Discount
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (Decrease)	-0.25 p.p.
Increase (decrease) in total defined benefit plan obligation	R$ 189,347
Nominal Discount | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	120,829
Nominal Discount | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	40,114
Nominal Discount | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	2,889
Nominal Discount | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	9,833
Nominal Discount | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ 15,681
Nominal Discount
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (Decrease)	+0.25 p.p.
Increase (decrease) in total defined benefit plan obligation	R$ (181,359)
Nominal Discount | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(115,987)
Nominal Discount | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(38,248)
Nominal Discount | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(2,768)
Nominal Discount | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(9,411)
Nominal Discount | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ (14,945)
General Biometric Mortality [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (Decrease)	+1 year
Increase (decrease) in total defined benefit plan obligation	R$ (165,202)
General Biometric Mortality [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(119,802)
General Biometric Mortality [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(26,753)
General Biometric Mortality [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(2,718)
General Biometric Mortality [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(5,313)
General Biometric Mortality [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ (10,617)
General Biometric Mortality [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (Decrease)	-1 year
Increase (decrease) in total defined benefit plan obligation	R$ 162,551
General Biometric Mortality [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	118,129
General Biometric Mortality [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	26,122
General Biometric Mortality [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	2,684
General Biometric Mortality [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	5,257
General Biometric Mortality [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ 10,359